Debt (Narrative) (Details)									2 Months Ended	11 Months Ended
		May 10, 2016 USD ($) note_payable	Mar. 01, 2016 USD ($)	Feb. 23, 2015 USD ($) note_payable	Dec. 10, 2014 USD ($)	Dec. 01, 2014	Nov. 21, 2014 USD ($) renewal	Mar. 01, 2014	Mar. 01, 2014 USD ($)	Dec. 02, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 20, 2014 USD ($)	Mar. 02, 2014
Notes Payable
Note payable to subsidiary of Phillips 66	[1]										$ 964,000,000	$ 763,600,000
Discount rate increase to reflect a structuring fee, in basis points											0.20%
Phillips 66 [Member]
Debt Instruments [Abstract]
Number Of Related Party Notes Payable Repaid | note_payable				3
Revolving Credit Facility [Member]
Revolving Credit Facility
Revolving credit agreement borrowing capacity							$ 500,000,000						$ 250,000,000
Maximum borrowing capacity under option							$ 750,000,000
Period of renewal term, in years							1 year
Amount drawn under credit agreement facility											$ 0	$ 18,000,000
Revolving Credit Facility [Member] | Maximum [Member]
Revolving Credit Facility
Amount by which the revolving credit agreement borrowing capacity may be increased							$ 250,000,000
Number or renewals available to extend the term of the credit agreement | renewal							2
Note Payable, 160 million US, 5-year, 3 percent [Member] | Phillips 66 [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage												3.00%
Notes Payable
Interest rate, stated percentage												3.00%
Note Payable, 160 million US, 5-year, 3 percent [Member] | Phillips 66 [Member] | Gold Line/Medford Acquisition [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage														3.00%
Notes Payable
Note payable term, in years								5 years
Notes payable to Phillips 66 assumed as part of consideration for acquisition									$ 160,000,000
Interest rate, stated percentage														3.00%
Note payable to subsidiary of Phillips 66												$ 160,000,000
Note Payable, 160 million US, 5-year, 3 percent [Member] | Phillips 66 [Member] | Gold Line/Medford Acquisition [Member] | Estimate of Fair Value Measurement [Member]
Notes Payable
Fair value of note payable												$ 162,700,000
Note Payable, 244 million US, 5-year, 3.1 percent [Member] | Phillips 66 [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage												3.10%
Notes Payable
Interest rate, stated percentage												3.10%
Note Payable, 244 million US, 5-year, 3.1 percent [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage										3.10%
Notes Payable
Note payable term, in years						5 years
Notes payable to Phillips 66 assumed as part of consideration for acquisition										$ 244,000,000
Interest rate, stated percentage										3.10%
Note payable to subsidiary of Phillips 66												$ 244,000,000
Note Payable, 244 million US, 5-year, 3.1 percent [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member] | Estimate of Fair Value Measurement [Member]
Notes Payable
Fair value of note payable												$ 245,200,000
Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Phillips 66 [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage												2.90%
Notes Payable
Interest rate, stated percentage												2.90%
Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage					2.90%
Notes Payable
Note payable term, in years					5 years
Notes payable to Phillips 66 assumed as part of consideration for acquisition					$ 7,600,000
Interest rate, stated percentage					2.90%
Note payable to subsidiary of Phillips 66												$ 7,600,000
Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Phillips 66 [Member] | Estimate of Fair Value Measurement [Member] | Palermo Rail Terminal Project [Member]
Notes Payable
Fair value of note payable												7,500,000
Note Payable, 3 percent, Due 2020 [Member] | Phillips 66 [Member] | Initial Fractionator Acquisition [Member]
Notes Payable
Note payable to subsidiary of Phillips 66											241,000,000	88,000,000
Note Payable, 3 percent, Due 2020 [Member] | Phillips 66 [Member] | Initial Fractionator Acquisition [Member] | Subsequent Event [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage			3.00%
Notes Payable
Note payable term, in years			5 years
Notes payable to Phillips 66 assumed as part of consideration for acquisition			$ 212,000,000
Interest rate, stated percentage			3.00%
Note Payable, 3 percent, Due 2020 [Member] | Phillips 66 [Member] | Initial Fractionator Acquisition [Member] | Estimate of Fair Value Measurement [Member]
Notes Payable
Fair value of note payable											$ 240,300,000	$ 95,400,000
Notes Payable 3.0 Percent Due 2020 [Member] | Phillips 66 [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage	[1]										3.00%	4.50%
Notes Payable
Interest rate, stated percentage	[1]										3.00%	4.50%
Notes Payable 3.0 Percent Due 2020 [Member] | Phillips 66 [Member] | Subsequent Fractionator Acquisition [Member]
Notes Payable
Note payable to subsidiary of Phillips 66											$ 723,000,000	$ 264,000,000
Notes Payable 3.0 Percent Due 2020 [Member] | Phillips 66 [Member] | Subsequent Fractionator Acquisition [Member] | Subsequent Event [Member]
Debt Instruments [Abstract]
Interest rate, stated percentage		3.00%
Notes Payable
Note payable term, in years		5 years
Notes payable to Phillips 66 assumed as part of consideration for acquisition		$ 675,000,000
Interest rate, stated percentage		3.00%
Number Of Notes Payable | note_payable		3
Notes Payable 3.0 Percent Due 2020 [Member] | Phillips 66 [Member] | Subsequent Fractionator Acquisition [Member] | Estimate of Fair Value Measurement [Member]
Notes Payable
Fair value of note payable											720,800,000	$ 286,200,000
Senior Notes [Member]
Debt Instruments [Abstract]
Debt Instrument, Face Amount				$ 1,100,000,000
Proceeds from Debt, Net of Issuance Costs				1,092,000,000
Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instruments [Abstract]
Aggregate fair value											939,100,000
Senior Notes [Member] | 2.646% Senior Notes due 2020 [Member]
Debt Instruments [Abstract]
Debt Instrument, Face Amount				$ 300,000,000							$ 300,000,000
Interest rate, stated percentage				2.646%							2.646%
Notes Payable
Interest rate, stated percentage				2.646%							2.646%
Senior Notes [Member] | 3.605% Senior Notes due 2025 [Member]
Debt Instruments [Abstract]
Debt Instrument, Face Amount				$ 500,000,000							$ 500,000,000
Interest rate, stated percentage				3.605%							3.605%
Notes Payable
Interest rate, stated percentage				3.605%							3.605%
Senior Notes [Member] | 4.680% Senior Notes due 2045 [Member]
Debt Instruments [Abstract]
Debt Instrument, Face Amount				$ 300,000,000							$ 300,000,000
Interest rate, stated percentage				4.68%							4.68%
Notes Payable
Interest rate, stated percentage				4.68%							4.68%

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.